Corporate and Group Information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Principal Subsidiaries

Particulars of the Company’s principal subsidiaries at the end of the reporting period are as follows:

Name	Place and date of incorporation/ registration and	Issued ordinary/ registered share		Percentage of equity attributable to the Company		Principal activities
	place of business	capital		Direct	Indirect
		million
China Eastern Airlines Jiangsu Co., Ltd. (“CEA Jiangsu”)	PRC/Mainland China 7 April 1993	RMB	2,000	62.56%	—	Provision of airline services
China Eastern Airlines Wuhan Co., Ltd. (“CEA Wuhan”)	PRC/Mainland China 16 August 2002	RMB	1,750	60%	—	Provision of airline services
Shanghai Eastern Flight Training Co., Ltd. (“Shanghai Flight Training”)	PRC/Mainland China 18 December 1995	RMB	694	100%	—	Provision of flight training services
Shanghai Airlines Co., Ltd. (“Shanghai Airlines”)	PRC/Mainland China 16 March 2010	RMB	500	100%	—	Provision of airline services
China Eastern Airlines Technology Co., Ltd. (“Eastern Technology”)	PRC/Mainland China 19 November 2014	RMB	4,300	100%	—	Provision of airline maintenance services
China Eastern Business Jet Co., Ltd.	PRC/Mainland China 27 September 2008	RMB	50	100%	—	Provision of airlines consultation services
China Eastern Airlines Yunnan Co., Ltd. (“CEA Yunnan”)	PRC/Mainland China 2 August 2011	RMB	3,662	90.36%	—	Provision of airline services
Eastern Air Overseas (Hong Kong) Co., Ltd. (“Eastern Air Overseas”)	Hong Kong 10 June 2011	HKD	280	100%	—	Provision of import and export, investment, leasing and consultation services
China United Airlines Co., Ltd. (“China United Airlines”)	PRC/Mainland China 21 September 1984	RMB	1,320	100%	—	Provision of airline services
Eastern Airlines Hotel Co., Ltd.	PRC/Mainland China 18 March 1998	RMB	70	100%	—	Provision of hotel services primarily to crew
Shanghai Airlines Tours International (Group) Co., Ltd. (“Shanghai Airlines Tours”)	PRC/Mainland China 29 August 1992	RMB	50	100%	—	Tour operations, travel and air ticketing agency and transportation
China Eastern Airlines Application Development Center Co., Ltd. (“Application Development Center”)	PRC/Mainland China 21 November 2011	RMB	498	100%	—	Provision of research and development of technology and products in the field of aviation
China Eastern Airlines E-Commerce Co., Ltd. (“Eastern E-Commerce”)	PRC/Mainland China 1 December 2014	RMB	50	100%	—	E-commerce platform and ticket agent